ACCRUED AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2018
ACCRUED AND OTHER LIABILITIES [Abstract]
ACCRUED AND OTHER LIABILITIES
NOTE 7 – ACCRUED AND OTHER LIABILITIES

Accrued and other liabilities consisted of the following (in thousands):

	December 31, 2018	December 31, 2017
Payables to sending agents	$8,972	$6,875
Accrued compensation	2,344	1,092
Accrued bank charges	983	897
Accrued loyalty program reserve	621	165
Accrued legal fees	920	1,644
Accrued taxes	745	319
Accrued interest	1,009	-
Other	761	522
	$16,355	$11,514